Income Taxes - Composition of income tax expense (benefit) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Foreign			$ 91.6	$ 31.1	$ 28.0
State			(0.1)	0.3	(0.5)
Total current tax expense			91.5	31.4	27.5
Deferred:
Federal			42.6	18.4	(12.6)
Foreign			(16.6)	(26.8)	(66.9)
State			(6.3)	2.5	3.3
2017 Tax Act - provisional			(33.1)
Total deferred tax benefit	$ 12.6	$ (7.0)	(13.4)	(5.9)	(76.2)
Income taxes	$ 46.2	$ 72.0	$ 78.1	$ 25.5	$ (48.7)